Geographic Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Canada	4,095	3,766	3,635
Revenues, United States	1,600	1,411	1,346
Revenues, Total	5,695	5,177	4,981
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets, Canada	9,138	8,854	8,458
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets, United States	4,249	4,309	4,013
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets, Total	13,387	13,163	12,471